SCHEDULE OF INTEREST TO A RELATED PARTY (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Defined Benefit Plan Disclosure [Line Items]
Total payable related to acquisition of non-controlling interest to a related party		$ 128,267
Jason Goepfert [Member]
Defined Benefit Plan Disclosure [Line Items]
Total payable related to acquisition of non-controlling interest to a related party		$ 128,267